Goodwill - Summary of goodwill and intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 9,532	£ 4,588	£ 5,712
Goodwill | National Grid Ventures Renewables
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	150
Goodwill | New England
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,510
Goodwill | New York
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,151
Goodwill | Western Power Distribution
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	4,721
Indefinite-lived intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,714
Indefinite-lived intangibles | West Midlands
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	518
Indefinite-lived intangibles | East Midlands
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	519
Indefinite-lived intangibles | South Wales
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	257
Indefinite-lived intangibles | South West
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 420